Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-Based Compensation
Share-Based Compensation

22. Share-Based Compensation

Omnibus Incentive Compensation Plan

        On May 17, 2013, April 1, 2014, April 1, 2015, April 1, 2016, April 3, 2017 and April 2, 2018, GasLog granted to executives, managers and certain employees of the Group, Restricted Stock Units ("RSUs") and Stock Appreciation Rights or Stock Options (collectively, the "SARs") in accordance with its 2013 Omnibus Incentive Compensation Plan (the "Plan"). The RSUs vest three years after the grant dates while the SARs vest incrementally with one-third of the SARs vesting on each of the three anniversaries of the grant dates. The compensation cost for the SARs is recognized on an accelerated basis as though each separate vesting portion of the SARs is a separate award. Prior to the exercise date the holders of the awards have no voting rights. In addition, the holders of the awards granted in 2013 and 2014 are not entitled to dividends or other distributions.

        The details of the aforementioned awards are presented in the following table:

Awards	Number	Grant date	Expiry date	Exercise price*	Fair value at grant date
RSUs	64,792	May 17, 2013	n/a	n/a	$11.95
SARs	325,943	May 17, 2013	April 29, 2023	$12.86	$2.3753
RSUs	76,251	April 1, 2014	n/a	n/a	$22.58
SARs	286,746	April 1, 2014	March 31, 2024	$23.60	$6.0035
RSUs	88,492	April 1, 2015	n/a	n/a	$19.48
SARs	305,859	April 1, 2015	March 31, 2025	$19.08	$5.6352
RSUs	212,837	April 1, 2016	n/a	n/a	$9.28
SARs	848,981	April 1, 2016	March 31, 2026	$8.88	$2.3263
RSUs	144,142	April 3, 2017	n/a	n/a	$15.55
SARs	448,045	April 3, 2017	April 3, 2027	$15.15	$5.0021
RSUs	149,786	April 2, 2018	n/a	n/a	$16.30
SARs	416,458	April 2, 2018	April 2, 2028	$15.90	$5.3000

*	The exercise prices were decreased by $0.40 to reflect the effect from the distribution of the special dividend declared on November 28, 2018.

        In accordance with the terms of the Plan, there are only service condition requirements. The awards will be settled in cash or in shares at the sole discretion of the compensation committee of the board of directors. These awards have been treated as equity settled because the Group has no present obligation to settle in cash. The amount to be settled for each SAR exercised is computed in each case, as the excess, if any, of the fair market value (the closing price of shares) on the exercise date over the exercise price of the SAR.

Fair value

        The fair value of the SARs has been calculated based on the Modified Black-Scholes-Merton method. Expected volatility was based on historical share price volatility for the period since the Group's initial public offering. The expected dividend is based on management's expectations of future payments on the grant date. The significant assumptions used to estimate the fair value of the SARs are set out below:

Inputs into the model	2013	2014	2015	2016	2017	2018
Grant date share closing price	$13.26	$24.00	$19.48	$9.28	$15.55	$16.30
Exercise price*	$12.86	$23.60	$19.08	$8.88	$15.15	$15.90
Expected volatility	29.31%	29.42%	39.3%	47.3%	46.0%	44.5%
Expected term	6 years	6 years	6 years	6 years	6 years	6 years
Risk-free interest rate for the period similar to the expected term	1.08%	2.03%	1.48%	1.37%	1.99%	2.61%

*	The exercise prices were decreased by $0.40 to reflect the effect from the distribution of the special dividend declared on November 28, 2018.

        In 2013, the fair value of the RSUs in accordance with the Plan was determined by using the grant date closing price of $13.26 per share and adjusting for the effect of the expected dividends to which holders of RSUs are not entitled using a risk-free interest rate of 0.4% for the three years until the expiry of the RSUs, which resulted in a fair value of $11.95 per RSU.

        In 2014, the fair value of the RSUs in accordance with the Plan was determined by using the grant date closing price of $24.00 per share and adjusting for the effect of the expected dividends to which holders of RSUs are not entitled using a risk-free interest rate of 0.91% for the three years until the expiry of the RSUs which resulted in a fair value of $22.58 per RSU.

        In 2015, 2016, 2017 and 2018, the fair value of the RSUs in accordance with the Plan was determined by using the grant date closing price of $19.48, $9.28, $15.55 and $16.30 per share, respectively, and was not further adjusted since the holders are entitled to dividends.

        In 2018, the fair value of the RSUs was determined by using the grant date closing price of $16.30 per share and was not further adjusted since the holders are entitled to dividends.

Movement in RSUs and SARs

        The summary of RSUs and SARs is presented below:

	Number of awards	Weighted average exercise price per share	Weighted average share price at the date of exercise	Weighted average contractual life	Aggregate fair value
RSUs
Outstanding as of January 1, 2017	368,437	—	—	1.63	5,225
Granted during the year	144,142	—	—	—	2,241
Vested during the year	(72,189)	—	—	—	(1,630)
Forfeited during the year	(14,688)	—	—	—	(200)

Outstanding as of December 31, 2017	425,702	—	—	1.39	5,636

Granted during the year	149,786	—	—	—	2,441
Vested during the year	(86,136)	—	—	—	(1,655)
Forfeited during the year	(1,179)	—	—	—	(14)

Outstanding as of December 31, 2018	488,173	—	—	1.13	6,408

SARs
Outstanding as of January 1, 2017	1,713,702	14.11	—	8.25	6,010
Granted during the year	448,045	15.55	—	—	2,241
Exercised during the year	(93,265)	11.06	18.69	—	(233)
Forfeited during the year	(37,203)	13.09	—	—	(144)

Outstanding as of December 31, 2017	2,031,279	14.59	—	7.68	7,874

Granted during the year	416,458	15.90	—	—	2,207
Exercised during the year	(60,043)	11.93	20.71		(158)
Forfeited during the year	(3,333)	11.46	—	—	(12)
Expired during the year	(12,198)	22.87	—	—	(72)

Outstanding as of December 31, 2018	2,372,163	14.51	—	7.17	9,839

        As of December 31, 2018, 1,395,692 SARs have vested but not been exercised.

        On April 1, 2015, April 1, 2016, April 3, 2017 and April 2, 2018, GasLog Partners granted to its executives RCUs and PCUs in accordance with the GasLog Partners' Plan. The RCUs and PCUs will vest three years after the grant dates subject to the recipients' continued service; vesting of the PCUs is also subject to the achievement of certain performance targets in relation to total unitholder return. Specifically, the performance measure is based on the total unitholder return ("TUR") achieved by the Partnership during the performance period, benchmarked against the TUR of a selected group of peer companies. TUR above the 75th percentile of the peer group results in 100% of the award vesting; TUR between the 50th and 75th percentile of the peer group results in 50% of award vesting; TUR below the 50th percentile of the peer group results in none of the award vesting. The holders are entitled to cash distributions that are accrued and will be settled on vesting.

        The details of the aforementioned awards are presented in the following table:

Awards	Number	Grant date	Expiry date	Fair value at grant date
RCUs	16,999	April 1, 2015	n/a	$24.12
PCUs	16,999	April 1, 2015	n/a	$24.12
RCUs	24,925	April 1, 2016	n/a	$16.45
PCUs	24,925	April 1, 2016	n/a	$16.45
RCUs	26,097	April 3, 2017	n/a	$23.85
PCUs	26,097	April 3, 2017	n/a	$23.85
RCUs	24,608	April 2, 2018	n/a	$23.40
PCUs	24,608	April 2, 2018	n/a	$23.40

        In accordance with the terms of the GasLog Partners' Plan, the awards will be settled in cash or in common units at the sole discretion of the board of directors or such committee as may be designated by the board to administer the GasLog Partners' Plan. These awards have been treated as equity settled because the Partnership has no present obligation to settle them in cash.

Fair value

        The fair value of the RCUs and PCUs granted in 2015, 2016, 2017 and 2018 was determined by using the grant date closing price of $24.12, $16.45, $23.85 and $23.40 per common unit, respectively, and was not further adjusted since the holders are entitled to cash distributions.

Movement in RCUs and PCUs

        The summary of RCUs and PCUs is presented below:

	Number of awards	Weighted average contractual life	Aggregate fair value
RCUs
Outstanding as of January 1, 2017	41,924	1.84	820
Granted during the year	26,097	—	622
Forfeited during the year	(546)	—	(13)

Outstanding as of December 31, 2017	67,475	1.38	1,429

Granted during the year	24,608	—	576
Vested during the year	(16,999)	—	(410)

Outstanding as of December 31, 2018	75,084	1.25	1,595

PCUs
Outstanding as of January 1, 2017	41,924	1.84	820
Granted during the year	26,097	—	622
Forfeited during the year	(546)	—	(13)

Outstanding as of December 31, 2017	67,475	1.38	1,429

Granted during the year	24,608	—	576
Vested during the year	(16,999)	—	(410)

Outstanding as of December 31, 2018	75,084	1.25	1,595

        On April 3, 2018, 16,999 RCUs and 16,999 PCUs vested under the GasLog Partners' Plan.

        The total expense recognized in respect of share-based compensation for the year ended December 31, 2018 was $5,216 (December 31, 2017: $4,565 and December 31, 2016: $3,869). The total accrued cash distribution as of December 31, 2018 is $1,265 (December 31, 2017: $814).